Document and Entity Information Document	Apr. 28, 2021	Apr. 29, 2020	Feb. 20, 2020
Cover [Abstract]
Entity Central Index Key			0000314808
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	Valaris plc
Entity Incorporation, State or Country Code	X0
Entity File Number	1-8097
Entity Tax Identification Number	98-0635229
Entity Address, Address Line One	Cannon Place, 78 Cannon Street
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC4N 6AF
City Area Code	44 (0)
Local Phone Number		20 7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag			false